NUVEEN CONCENTRATED CORE FUND

SUPPLEMENT DATED JULY 30, 2018

TO THE PROSPECTUS DATED DECEMBER 29, 2017

The reorganization of Nuveen Concentrated Core Fund into Nuveen Large Cap Core Fund is complete. Any references to Nuveen Concentrated Core Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-CCFP-0718P

NUVEEN CONCENTRATED CORE FUND

SUPPLEMENT DATED JULY 30, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2017

The reorganization of Nuveen Concentrated Core Fund into Nuveen Large Cap Core Fund is complete. Any references to Nuveen Concentrated Core Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-CCFSAI-0718P